                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    3/31/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street
                 -------------------------------
                 Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1500
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Kimberly Voss                  Boston, MA          4/23/02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------

                                                     FORM 13F INFORMATION TABLE

--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
ABBOTT LABORATORIES                   COMMON       002824100  9,310   177,000  SH       SOLE                   9,310
ABERCROMBIE & FITCH CO                COMMON       002896207  7,641   248,100  SH       SOLE                   7,641
ADOBE SYSTEMS INC                     COMMON       00724F101  1,471    36,500  SH       SOLE                   1,471
AETNA INC                             COMMON       00817Y108  1,165    30,000  SH       SOLE                   1,165
AG EDWARDS INC                        COMMON       281760108  7,156   162,700  SH       SOLE                   7,156
AMAZON.COM INC                        COMMON       023135106  1,931   135,000  SH       SOLE                   1,931
AOL-TIME WARNER INC                   COMMON       00184A105  1,183    50,000  SH       SOLE                   1,183
APACHE                                COMMON       037411105  6,826   120,000  SH       SOLE                   6,826
APPLIED FILMS CORP                    COMMON       038197109    836    34,000  SH       SOLE                     836
ATMI INC                              COMMON       00207R101  3,843   122,200  SH       SOLE                   3,843
BAXTER INTERNATIONAL INC              COMMON       071813109  2,381    40,000  SH       SOLE                   2,381
BEST BUY COMPANY INC                  COMMON       086516101  5,148    65,000  SH       SOLE                   5,148
BJ'S WHOLESALE CLUB                   COMMON       05548J106  4,381    98,000  SH       SOLE                   4,381
BOEING CO                             COMMON       097023105  3,378    70,000  SH       SOLE                   3,378
CABLEVISION SYSTEMS CORP              COMMON       12686C109  8,561   251,800  SH       SOLE                   8,561
CELESTICA INC                         COMMON       15101Q108     18       500  SH   PUT SOLE                      18
CELESTICA INC                         COMMON       15101Q108     25       700  SH       SOLE                      25
CENDANT CP                            COMMON       151313103  6,052   315,200  SH       SOLE                   6,052
CHECKPOINT SOFTWARE                   COMMON       M22465104     15       500  SH   PUT SOLE                      15
CHUBB CO                              COMMON       171232101  7,858   107,500  SH       SOLE                   7,858
CITIGROUP INC                         COMMON       172967101 10,062   203,200  SH       SOLE                  10,062
CLEAR CHANNEL                         COMMON       184502102  7,691   149,600  SH       SOLE                   7,691
COMCAST CORP                          COMMON       200300200  4,770   150,000  SH       SOLE                   4,770
CONOCO INC                            COMMON       208251504  7,879   270,000  SH       SOLE                   7,879
COUNTRYWIDE CREDIT                    COMMON       222372104  4,363    97,500  SH       SOLE                   4,363
COX COMMUNICATIONS INC                COMMON       224044107  8,119   215,700  SH       SOLE                   8,119
CR BARD INC                           COMMON       067383109  6,732   114,000  SH       SOLE                   6,732
DIVERSINET CORP                       COMMON       25536K204    473   583,334  SH       SOLE                 583,334
EI DU PONT DE NEMOURS                 COMMON       263534109  4,715   100,000  SH       SOLE                   4,715
ELECTRONIC ARTS INC                   COMMON       285512109     30       500  SH   PUT SOLE                      30
FEDEX CORP                            COMMON       31428X106  4,358    75,000  SH       SOLE                   4,358
FREEMARKETS INC                       COMMON       356602102  1,149    50,000  SH       SOLE                   1,149
GLOBAL SANTA FE CORP                  COMMON       G3930E101  2,829    86,500  SH       SOLE                   2,829
HEALTHSOUTH CORP                      COMMON       421924101  2,368   165,000  SH       SOLE                   2,368
HOLLYWOOD ENTERTAINMENT               COMMON       436141105  4,267   254,000  SH       SOLE                   4,267
HOME DEPOT INC                        COMMON       437076102     24       500  SH  CALL SOLE                      24
I-MANY INC                            COMMON       44973Q103  1,649   332,400  SH       SOLE                   1,649
INTERNATIONAL RECTIFIER               COMMON       460254105  8,360   184,100  SH       SOLE                   8,360
INTUIT INC                            COMMON       461202103     19       500  SH  CALL SOLE                      19
KROGER CO                             COMMON       501044101  3,546   160,000  SH       SOLE                   3,546
LAM RESEARCH CORP                     COMMON       512807108     29     1,000  SH   PUT SOLE                      29
LAM RESEARCH CORP                     COMMON       512807108  1,466    50,000  SH       SOLE                   1,466
LIBERTY MEDIA CORP                    COMMON       530718105  7,571   599,000  SH       SOLE                   7,571
LOCKHEED MARTIN CORP                  COMMON       539830109  8,263   143,500  SH       SOLE                   8,263
LTX CORP                              COMMON       502392103  3,263   120,000  SH       SOLE                   3,263
MARATHON GROUP                        COMMON       565849106  7,580   263,200  SH       SOLE                   7,580
MARSH & MCLENNAN COS INC              COMMON       571748102  7,892    70,000  SH       SOLE                   7,892
MORGAN STANLEY                        COMMON       617446448 10,173   177,500  SH       SOLE                  10,173
NATIONAL OILWELL INC                  COMMON       637071101  4,281   169,000  SH       SOLE                   4,281
NATIONAL SEMICONDUCTOR                COMMON       637640103  5,795   172,000  SH       SOLE                   5,795
NDCHEALTH CORP                        COMMON       639480102  3,366    92,500  SH       SOLE                   3,366
NETEGRITY INC                         COMMON       64110P107  1,043    70,500  SH       SOLE                   1,043
NETWORK ASSOCIATES INC                COMMON       640938106  4,605   190,300  SH       SOLE                   4,605
OCEAN ENERGY INC                      COMMON       67481E106  4,354   220,000  SH       SOLE                   4,354
PATTERSON-UTI ENERGY                  COMMON       703481101     12       400  SH   PUT SOLE                      12
PHARMACIA CORPORATION                 COMMON       71713U102  8,565   190,000  SH       SOLE                   8,565
PHOTON DYNAMICS INC                   COMMON       719364101  4,020    79,000  SH       SOLE                   4,020
S&P DEPOSITORY RECEIPTS               COMMON       78462F103  5,726    50,000  SH       SOLE                   5,726
SAFEWAY INC                           COMMON       786514208  4,277    95,000  SH       SOLE                   4,277
SHAW GROUP                            COMMON       820280105  3,713   135,000  SH       SOLE                   3,713
TAIWAN SEMICONDUCTOR INC              COMMON       874039100  8,908   429,300  SH       SOLE                   8,908
TOWER AUTOMOTIVE INC                  COMMON       891707101    420    30,000  SH       SOLE                     420
USA NETWORKS INC                      COMMON       902984103  2,351    74,000  SH       SOLE                   2,351
WELLS FARGO CORP                      COMMON       949746101  8,531   172,700  SH       SOLE                   8,531

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               None
                                                           --------------------

Form 13F Information Table Entry Total:                           64
                                                           --------------------

Form 13F Information Table Value Total:                   $ 278,781
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------